Contract assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of summary of contract assets

	12.31.2024	12.31.2023
Power distribution service concession (10.1)	1,701,448	2,201,958
Power transmission concession (10.2)	5,509,458	5,403,103
	7,210,906	7,605,061
Current	283,896	284,616
Noncurrent	6,927,010	7,320,445

Schedule of power distribution service concession contract

	Assets	Special liabilities	Total
Balance as of January 1, 2023	2,405,124	(72,953)	2,332,171
Acquisitions	2,305,311	—	2,305,311
Customers contributions	—	(339,277)	(339,277)
Transfers to intangible assets (Note 16.1)	(1,888,949)	273,071	(1,615,878)
Transfers to accounts receivable - concessions (Note 9.1)	(507,401)	56,151	(451,250)
Other transfers	(12,391)	—	(12,391)
Write-offs or disposal	(16,728)	—	(16,728)
Balance as of December 31, 2023	2,284,966	(83,008)	2,201,958
Acquisitions	2,465,040	—	2,465,040
Customers contributions	—	(268,692)	(268,692)
Transfers to intangible assets (Note 16.1)	(2,303,950)	200,428	(2,103,522)
Transfers to accounts receivable – concessions (Note 9.1)	(630,818)	51,998	(578,820)
Other transfers	(20)	—	(20)
Write-offs or disposal	(14,496)	—	(14,496)
Balance as of December 31, 2024	1,800,722	(99,274)	1,701,448

Schedule of transmission service concession contract

	Concession assets	RBSE assets	Total
Balance as of January 1, 2023	3,894,276	1,416,200	5,310,476
Realization of fair value adjustments recognized in the business combination	722	—	722
Transfers to electricity grid use charges - customers	(423,851)	(294,975)	(718,826)
Transfers to property, plant and equipment	(4,086)	—	(4,086)
Transfers from litigations	(458)	—	(458)
Remuneration	521,308	194,722	716,030
Construction revenue (Note 28.1)	85,181	—	85,181
Construction income (Note 28.1)	1,410	—	1,410
Gain from efficiency (Note 28.1)	12,654	—	12,654
Balance as of December 31, 2023	4,087,156	1,315,947	5,403,103
Realization of fair value adjustments recognized in the business combination	722	—	722
Transfers to electricity grid use charges – customers	(508,832)	(306,596)	(815,428)
Transfers to property, plant and equipment	(5,185)	—	(5,185)
Transfers from litigations	(2,994)	—	(2,994)
Remuneration	617,622	188,105	805,727
Construction revenue (Note 28.1)	95,610	—	95,610
Construction income (Note 28.1)	2,040	—	2,040
Gain from efficiency (Note 28.1)	25,863	—	25,863
Balance as of December 31, 2024	4,312,002	1,197,456	5,509,458

Schedule of assumptions adopted for the calculation of contract assets
(a) Average rate of contracts
(b) Contract 075/2001 – LT 230 kV Bateias – Jaguariaíva, from Copel GET, and contract 002/2005 – LT 525 kV Ivaiporã – Londrina, from Uirapuru, are adjusted by the IGPM.
(c) Increase in the RAP financial portion of RBSE assets, due to the re-profiling defined by Aneel Homologatory Resolution No. 2,847/2021.